DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.0%
Basic Materials — 5.4%
Chemicals — 2.7%
Ashland, Inc.,144A,3.375%,
9/1/31
1,636,000 1,410,889
Avient Corp.
144A,7.125%, 8/1/30
2,643,000 2,725,263
144A,6.25%, 11/1/31
2,334,000 2,339,114
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
1,794,000 1,878,774
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
2,514,000 2,341,740
Celanese US Holdings LLC
6.415%, 7/15/27
5,070,000 5,201,440
6.85%, 11/15/28
3,360,000 3,481,262
6.58%, 7/15/29 (a)
2,693,000 2,767,960
6.50%, 4/15/30 (a)
2,799,000 2,822,940
7.05%, 11/15/30
3,691,000 3,806,528
6.629%, 7/15/32
3,591,000 3,677,723
6.75%, 4/15/33 (a)
4,200,000 4,091,698
7.20%, 11/15/33 (a)
3,591,000 3,751,482
Chemours Co.
5.375%, 5/15/27
1,761,000 1,725,251
144A,5.75%, 11/15/28
2,850,000 2,554,742
144A,4.625%, 11/15/29
2,277,000 1,865,089
Chemours (The)
Co.,144A,8.00%, 1/15/33
2,204,000 1,923,707
Consolidated Energy Finance SA
144A,5.625%, 10/15/28 (a)
1,982,000 1,610,063
144A,12.00%, 2/15/31 (a)
2,120,000 1,944,791
INEOS Finance PLC
144A,6.75%, 5/15/28
1,526,000 1,495,646
144A,7.50%, 4/15/29 (a)
2,603,000 2,560,554
Methanex Corp.
5.125%, 10/15/27
2,544,000 2,523,961
5.25%, 12/15/29 (a)
2,525,000 2,450,795
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32
2,154,000 2,086,452
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
3,770,000 3,766,409
144A,8.50%, 11/15/28
1,307,000 1,378,354
144A,4.25%, 5/15/29 (a)
2,085,000 1,995,365
144A,9.00%, 2/15/30
2,334,000 2,515,758
144A,7.00%, 12/1/31
1,436,000 1,502,760
OCP SA
144A,6.10%, 4/30/30
2,800,000 2,805,574
144A,6.70%, 3/1/36
3,620,000 3,560,727
Olin Corp.
5.625%, 8/1/29
2,403,000 2,353,825
5.00%, 2/1/30 (a)
1,851,000 1,753,484
144A,6.625%, 4/1/33
2,154,000 2,064,428
Principal
Amount $ Value $
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
4,193,000 4,073,421
144A,6.625%, 5/1/29
2,478,000 2,433,322
Tronox, Inc.,144A,4.625%,
3/15/29 (a)
3,860,000 3,231,214
WR Grace Holdings LLC
144A,4.875%, 6/15/27
2,471,000 2,439,391
144A,5.625%, 8/15/29
4,283,000 3,777,693
(Cost $106,143,814)
102,689,589
Forest Products & Paper
— 0.3%
Domtar Corp.,144A,6.75%,
10/1/28
2,306,000 2,028,127
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
1,920,000 1,629,416
Magnera Corp.,144A,7.25%,
11/15/31
2,925,000 2,678,452
Mercer International, Inc.
144A,12.875%, 10/1/28
1,436,000 1,430,017
5.125%, 2/1/29
3,131,000 2,492,072
(Cost $11,383,907)
10,258,084
Iron/Steel — 0.9%
ATI, Inc.,7.25%, 8/15/30
1,545,000 1,619,111
Cleveland-Cliffs, Inc.
5.875%, 6/1/27 (a)
1,993,000 1,964,183
144A,6.875%, 11/1/29
3,262,000 3,035,615
144A,6.75%, 4/15/30
2,649,000 2,381,380
144A,7.50%, 9/15/31 (a)
3,092,000 2,783,528
144A,7.00%, 3/15/32 (a)
5,206,000 4,496,930
144A,7.375%, 5/1/33 (a)
3,322,000 2,856,677
Metinvest BV,144A,7.75%,
10/17/29
1,795,000 1,425,521
Mineral Resources Ltd.
144A,8.125%, 5/1/27 (a)
2,852,000 2,856,720
144A,8.00%, 11/1/27
2,238,000 2,237,891
144A,9.25%, 10/1/28
3,950,000 4,035,087
144A,8.50%, 5/1/30 (a)
2,209,000 2,190,022
United States Steel
Corp.,6.875%, 3/1/29
1,759,000 1,775,864
(Cost $35,824,569)
33,658,529
Mining — 1.5%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
1,815,000 1,708,686
144A,7.125%, 3/15/31
3,316,000 3,444,591
Alumina Pty Ltd.
144A,6.125%, 3/15/30
1,621,000 1,624,616
144A,6.375%, 9/15/32
1,688,000 1,670,591
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
2,450,000 2,575,879
144A,11.50%, 10/1/31
1,630,000 1,817,142
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27
2,853,000 2,835,406

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,9.375%, 3/1/29
5,802,000 6,107,829
144A,8.625%, 6/1/31 (a)
4,618,000 4,698,760
144A,8.00%, 3/1/33
3,591,000 3,567,998
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
2,187,000 2,144,427
144A,5.875%, 4/15/30
2,536,000 2,536,020
144A,4.375%, 4/1/31
5,436,000 4,994,784
144A,6.125%, 4/15/32 (a)
2,872,000 2,866,938
Hudbay Minerals,
Inc.,144A,6.125%, 4/1/29
1,948,000 1,954,403
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28
1,745,000 1,697,262
144A,4.50%, 6/1/31
2,054,000 1,888,840
Vedanta Resources Finance II
PLC
144A,10.875%, 9/17/29
4,567,000 4,519,946
144A,9.475%, 7/24/30
1,975,000 1,874,086
144A,11.25%, 12/3/31 (a)
1,630,000 1,632,923
144A,9.85%, 4/24/33
1,992,000 1,888,493
(Cost $59,326,396)
58,049,620
Communications — 17.6%
Advertising — 1.2%
Clear Channel Outdoor
Holdings, Inc.
144A,5.125%, 8/15/27
4,431,000 4,337,538
144A,7.75%, 4/15/28 (a)
3,651,000 3,339,351
144A,9.00%, 9/15/28
2,961,000 3,103,403
144A,7.50%, 6/1/29 (a)
3,810,000 3,371,831
144A,7.875%, 4/1/30
3,110,000 3,153,465
Lamar Media Corp.
3.75%, 2/15/28
2,102,000 2,035,082
4.00%, 2/15/30
2,033,000 1,917,866
3.625%, 1/15/31
1,991,000 1,810,220
Neptune Bidco US,
Inc.,144A,9.29%, 4/15/29
9,520,000 9,027,150
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
2,254,000 2,226,331
144A,4.25%, 1/15/29
1,795,000 1,699,074
144A,4.625%, 3/15/30 (a)
1,795,000 1,685,613
144A,7.375%, 2/15/31
1,571,000 1,660,041
Stagwell Global
LLC,144A,5.625%, 8/15/29
3,977,000 3,742,666
(Cost $44,633,725)
43,109,631
Internet — 1.6%
Arches Buyer, Inc.
144A,4.25%, 6/1/28
3,307,000 3,117,462
144A,6.125%, 12/1/28
1,931,000 1,767,084
Cogent Communications Group
LLC,144A,7.00%, 6/15/27 (a)
1,727,000 1,737,548
Gen Digital, Inc.
144A,6.75%, 9/30/27
3,354,000 3,414,295
Principal
Amount $ Value $
144A,7.125%, 9/30/30 (a)
2,180,000 2,251,587
144A,6.25%, 4/1/33
3,347,000 3,392,529
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
2,204,000 2,192,344
144A,3.50%, 3/1/29
2,872,000 2,683,592
ION Trading Technologies SARL
144A,5.75%, 5/15/28
1,741,000 1,685,681
144A,9.50%, 5/30/29
2,783,000 2,883,341
Match Group Holdings II LLC
144A,5.00%, 12/15/27
1,607,000 1,593,393
144A,4.625%, 6/1/28
1,795,000 1,740,873
144A,4.125%, 8/1/30
1,865,000 1,722,630
144A,3.625%, 10/1/31
1,865,000 1,632,458
MercadoLibre, Inc.,3.125%,
1/14/31
1,835,000 1,634,397
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 10/15/28
1,861,000 1,375,253
Rakuten Group, Inc.
144A,11.25%, 2/15/27
6,470,000 6,989,039
144A,9.75%, 4/15/29
7,226,000 7,750,903
Snap, Inc.,144A,6.875%, 3/1/33
5,439,000 5,514,798
Wayfair LLC
144A,7.25%, 10/31/29
2,872,000 2,804,313
144A,7.75%, 9/15/30 (a)
2,513,000 2,468,398
(Cost $60,810,626)
60,351,918
Media — 8.9%
AMC Networks, Inc.
144A,10.25%, 1/15/29 (a)
3,142,000 3,333,678
4.25%, 2/15/29 (a)
3,237,000 2,479,510
Cable One, Inc.,144A,4.00%,
11/15/30 (a)
2,334,000 1,809,640
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.125%, 5/1/27
11,669,000 11,555,910
144A,5.00%, 2/1/28
9,236,000 9,064,688
144A,5.375%, 6/1/29
5,416,000 5,344,566
144A,6.375%, 9/1/29
5,426,000 5,502,984
144A,4.75%, 3/1/30
10,990,000 10,498,133
144A,4.50%, 8/15/30
9,931,000 9,318,563
144A,4.25%, 2/1/31
11,062,000 10,139,171
144A,7.375%, 3/1/31 (a)
3,950,000 4,090,719
144A,4.75%, 2/1/32 (a)
4,310,000 3,992,682
4.50%, 5/1/32
10,390,000 9,463,925
144A,4.50%, 6/1/33
6,313,000 5,619,374
144A,4.25%, 1/15/34 (a)
7,251,000 6,264,378
CSC Holdings LLC
144A,5.50%, 4/15/27
4,804,000 4,553,997
144A,5.375%, 2/1/28
3,700,000 3,377,775
144A,7.50%, 4/1/28
3,806,000 2,935,382
144A,11.25%, 5/15/28 (a)
3,692,000 3,656,343
144A,11.75%, 1/31/29
7,361,000 6,905,142

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.50%, 2/1/29
6,345,000 5,068,194
144A,5.75%, 1/15/30
8,119,000 4,105,239
144A,4.125%, 12/1/30
3,950,000 2,714,121
144A,4.625%, 12/1/30 (a)
8,440,000 3,889,616
144A,3.375%, 2/15/31
3,679,000 2,412,909
144A,4.50%, 11/15/31
5,386,000 3,645,928
144A,5.00%, 11/15/31 (a)
1,854,000 844,886
Directv Financing
LLC,144A,8.875%, 2/1/30
2,711,000 2,673,056
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27
11,918,000 11,739,571
144A,10.00%, 2/15/31
7,577,000 7,380,167
DISH DBS Corp.
7.75%, 7/1/26
7,251,000 6,240,276
144A,5.25%, 12/1/26
9,874,000 9,133,065
7.375%, 7/1/28
3,627,000 2,494,354
144A,5.75%, 12/1/28
8,976,000 7,613,012
5.125%, 6/1/29
5,469,000 3,600,409
DISH Network
Corp.,144A,11.75%, 11/15/27
12,597,000 13,004,903
Gray Media, Inc.
144A,7.00%, 5/15/27
1,895,000 1,883,459
144A,10.50%, 7/15/29 (a)
4,559,000 4,852,399
144A,4.75%, 10/15/30 (a)
2,837,000 2,060,371
144A,5.375%, 11/15/31 (a)
4,430,000 3,166,873
iHeartCommunications, Inc.
144A,9.125%, 5/1/29 (a)
2,626,439 2,183,189
144A,10.875%, 5/1/30
2,444,399 1,201,593
144A,7.75%, 8/15/30
2,375,000 1,837,958
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27
4,209,000 3,053,339
144A,5.125%, 7/15/29 (a)
2,984,000 1,928,410
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
2,975,000 2,940,737
144A,8.00%, 8/1/29
2,550,000 2,558,510
144A,7.375%, 9/1/31
2,309,000 2,377,303
Nexstar Media, Inc.
144A,5.625%, 7/15/27
5,747,000 5,727,611
144A,4.75%, 11/1/28 (a)
3,684,000 3,546,820
Radiate Holdco LLC / Radiate
Finance, Inc.
144A,4.50%, 9/15/26
3,312,000 2,843,369
144A,6.50%, 9/15/28
3,591,000 2,362,000
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30
1,780,000 1,504,100
144A,8.125%, 2/15/33
5,135,000 5,142,035
144A,9.75%, 2/15/33
1,607,000 1,731,542
Sirius XM Radio LLC
144A,3.125%, 9/1/26
3,696,000 3,613,384
144A,5.00%, 8/1/27
5,556,000 5,501,977
144A,4.00%, 7/15/28
7,200,000 6,837,830
Principal
Amount $ Value $
144A,5.50%, 7/1/29 (a)
4,633,000 4,560,123
144A,4.125%, 7/1/30
5,406,000 4,915,777
144A,3.875%, 9/1/31 (a)
5,459,000 4,777,766
TEGNA, Inc.
4.625%, 3/15/28
4,082,000 3,972,576
5.00%, 9/15/29 (a)
3,786,000 3,609,463
Univision Communications, Inc.
144A,6.625%, 6/1/27
5,421,000 5,424,482
144A,8.00%, 8/15/28
5,297,000 5,305,157
144A,4.50%, 5/1/29
3,758,000 3,339,393
144A,7.375%, 6/30/30
3,339,000 3,123,835
144A,8.50%, 7/31/31 (a)
4,509,000 4,332,888
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
3,321,000 3,013,136
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
5,117,000 4,981,245
144A,4.50%, 8/15/30
3,425,000 3,165,215
VTR Finance NV,144A,6.375%,
7/15/28
1,612,000 1,533,338
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
1,875,000 1,591,509
Ziggo BV,144A,4.875%, 1/15/30
3,558,000 3,251,234
(Cost $368,388,876)
336,218,212
Telecommunications — 5.9%
Altice Financing SA
144A,5.00%, 1/15/28
4,460,000 3,496,250
144A,5.75%, 8/15/29
7,361,000 5,632,399
Altice France SA
144A,8.125%, 2/1/27
6,510,000 5,980,277
144A,5.50%, 1/15/28
3,914,000 3,372,745
144A,5.125%, 1/15/29
1,771,000 1,488,301
144A,5.125%, 7/15/29
8,976,000 7,582,371
144A,5.50%, 10/15/29
7,181,000 6,106,727
C&W Senior Finance
Ltd.,144A,9.00%, 1/15/33
2,747,000 2,728,940
Commscope LLC,144A,9.50%,
12/15/31 (a)
3,621,000 3,766,086
CommScope LLC
144A,8.25%, 3/1/27 (a)
3,113,000 3,107,577
144A,7.125%, 7/1/28
2,414,000 2,323,507
144A,4.75%, 9/1/29 (a)
3,485,000 3,341,352
CommScope Technologies
LLC,144A,5.00%, 3/15/27 (a)
2,715,000 2,625,996
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29 (a)
7,091,000 6,767,365
Consolidated Communications,
Inc.
144A,5.00%, 10/1/28
1,409,000 1,424,359
144A,6.50%, 10/1/28
2,693,000 2,754,444
CT Trust,144A,5.125%, 2/3/32
2,759,000 2,541,589
EchoStar Corp.,10.75%, 11/30/29
19,918,481 20,029,527

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Fibercop SpA
144A,Series 2033, 6.375%,
11/15/33
1,738,000 1,685,860
144A,6.00%, 9/30/34
1,838,000 1,730,274
144A,7.20%, 7/18/36
1,830,000 1,770,525
144A,7.721%, 6/4/38
1,855,000 1,855,231
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
4,129,000 4,142,345
144A,5.00%, 5/1/28
5,775,000 5,766,825
144A,6.75%, 5/1/29
3,591,000 3,643,166
5.875%, 11/1/29 (a)
2,753,656 2,784,756
144A,6.00%, 1/15/30
3,591,000 3,641,285
144A,8.75%, 5/15/30
3,981,000 4,187,205
144A,8.625%, 3/15/31
2,693,000 2,868,861
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)
2,773,000 2,502,256
6.625%, 8/1/26 (a)
2,772,500 1,945,616
Iliad Holding Sasu,144A,7.00%,
4/15/32
3,052,000 3,075,435
Iliad Holding SASU
144A,7.00%, 10/15/28
3,267,000 3,321,722
144A,8.50%, 4/15/31
3,411,000 3,602,730
Intelsat Jackson Holdings
SA,144A,6.50%, 3/15/30 (a)
11,072,000 10,915,759
Level 3 Financing, Inc.
144A,10.50%, 4/15/29
2,691,000 3,034,103
144A,4.875%, 6/15/29
2,124,000 1,939,708
144A,11.00%, 11/15/29
5,579,000 6,335,879
144A,4.50%, 4/1/30
2,554,000 2,258,936
144A,10.50%, 5/15/30
3,501,000 3,837,971
144A,3.875%, 10/15/30
1,651,000 1,399,223
144A,10.75%, 12/15/30
2,456,000 2,775,280
144A,4.00%, 4/15/31
1,745,526 1,453,150
Lumen Technologies, Inc.
144A,4.125%, 4/15/30
1,961,000 1,914,426
144A,10.00%, 10/15/32
2,136,000 2,193,352
Millicom International Cellular
SA
144A,5.125%, 1/15/28
1,294,200 1,272,133
144A,6.25%, 3/25/29
2,154,600 2,150,040
144A,4.50%, 4/27/31
2,784,000 2,486,517
144A,7.375%, 4/2/32
1,743,000 1,766,585
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
3,630,000 3,569,878
Telefonica Moviles Chile
SA,144A,3.537%, 11/18/31
1,835,000 1,130,074
Viasat, Inc.
144A,5.625%, 4/15/27
2,535,000 2,498,402
144A,6.50%, 7/15/28 (a)
1,436,000 1,321,709
144A,7.50%, 5/30/31 (a)
2,654,000 2,120,767
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
4,801,000 4,348,132
Principal
Amount $ Value $
144A,4.75%, 7/15/31
5,077,000 4,666,343
144A,7.75%, 4/15/32
2,756,000 2,841,080
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
7,968,000 8,298,481
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)
5,305,000 4,995,098
144A,6.125%, 3/1/28 (a)
3,957,000 3,415,861
Zegona Finance
PLC,144A,8.625%, 7/15/29
3,268,000 3,492,675
(Cost $228,486,217)
222,025,466
Consumer, Cyclical — 16.1%
Airlines — 0.5%
Air Canada,144A,3.875%,
8/15/26
4,309,000 4,257,339
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)
2,723,000 2,752,221
144A,8.50%, 5/15/29 (a)
3,830,000 3,970,714
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31 (a)
7,231,000 7,157,683
(Cost $18,571,020)
18,137,957
Apparel — 0.1%
VF Corp.
2.80%, 4/23/27
1,741,000 1,638,298
2.95%, 4/23/30
2,758,000 2,304,680
(Cost $4,115,314)
3,942,978
Auto Manufacturers — 0.9%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
1,574,000 1,548,619
144A,5.875%, 6/1/29
1,800,000 1,808,406
144A,3.75%, 1/30/31
3,633,000 3,300,735
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
3,770,000 3,537,028
Nissan Motor Acceptance Co.
LLC
144A,5.30%, 9/13/27
1,417,000 1,390,409
144A,2.75%, 3/9/28
2,229,000 2,042,341
144A,7.05%, 9/15/28
2,559,000 2,600,767
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27
8,996,000 8,687,606
144A,4.81%, 9/17/30 (a)
8,978,000 8,273,498
(Cost $34,368,544)
33,189,409
Auto Parts & Equipment
— 1.6%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28
1,795,000 1,835,691
144A,8.25%, 4/15/31 (a)
1,895,000 1,935,909
144A,7.50%, 2/15/33 (a)
2,855,000 2,834,404
American Axle & Manufacturing,
Inc.
6.50%, 4/1/27
1,819,000 1,811,829
6.875%, 7/1/28 (a)
1,466,000 1,454,811

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
5.00%, 10/1/29 (a)
2,134,000 1,942,029
Clarios Global LP / Clarios US
Finance Co.
144A,8.50%, 5/15/27
5,845,000 5,881,204
144A,6.75%, 5/15/28
2,693,000 2,745,802
144A,6.75%, 2/15/30
2,513,000 2,561,388
Dana, Inc.
5.375%, 11/15/27
1,704,000 1,699,647
5.625%, 6/15/28
1,394,000 1,388,484
4.25%, 9/1/30
1,484,000 1,408,483
Dornoch Debt Merger Sub,
Inc.,144A,6.625%, 10/15/29
2,361,000 1,817,559
Forvia SE,144A,8.00%, 6/15/30
(a)
1,795,000 1,825,825
Goodyear Tire & Rubber Co.
5.00%, 5/31/26
3,232,000 3,236,046
4.875%, 3/15/27
2,513,000 2,480,021
5.00%, 7/15/29 (a)
3,104,000 2,975,838
5.25%, 4/30/31 (a)
2,035,000 1,901,863
5.25%, 7/15/31 (a)
2,146,000 2,004,073
5.625%, 4/30/33 (a)
1,636,000 1,523,013
Tenneco, Inc.,144A,8.00%,
11/17/28 (a)
6,845,000 6,745,068
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
2,269,000 2,250,688
144A,7.125%, 4/14/30
2,154,000 2,078,671
144A,6.75%, 4/23/30
2,748,000 2,612,483
144A,6.875%, 4/23/32
2,666,000 2,447,720
(Cost $62,808,495)
61,398,549
Distribution/Wholesale — 0.3%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
2,514,000 2,428,795
144A,3.875%, 11/15/29
1,414,000 1,318,294
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
4,375,000 4,411,308
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
1,963,000 2,007,277
144A,7.75%, 3/15/31
2,873,000 3,011,055
(Cost $13,333,236)
13,176,729
Entertainment — 2.9%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
2,684,000 2,786,862
AMC Entertainment Holdings,
Inc.,144A,7.50%, 2/15/29
3,411,000 2,668,818
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
4,309,000 4,027,367
144A,7.00%, 2/15/30
7,221,000 7,414,198
144A,6.50%, 2/15/32 (a)
5,441,000 5,488,174
144A,6.00%, 10/15/32 (a)
3,990,000 3,830,053
Churchill Downs, Inc.
144A,5.50%, 4/1/27
2,676,000 2,668,375
144A,4.75%, 1/15/28
2,539,000 2,483,371
Principal
Amount $ Value $
144A,5.75%, 4/1/30
3,972,000 3,918,947
144A,6.75%, 5/1/31
2,318,000 2,363,655
Cinemark USA, Inc.
144A,5.25%, 7/15/28
2,627,000 2,593,520
144A,7.00%, 8/1/32
1,837,000 1,891,276
International Game Technology
PLC
144A,6.25%, 1/15/27
2,645,000 2,675,153
144A,5.25%, 1/15/29
2,645,000 2,603,630
Light & Wonder International,
Inc.
144A,7.00%, 5/15/28
2,749,000 2,753,343
144A,7.25%, 11/15/29
1,755,000 1,806,711
144A,7.50%, 9/1/31
1,974,000 2,041,140
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
4,350,000 4,404,797
144A,4.75%, 10/15/27
3,486,000 3,433,873
144A,3.75%, 1/15/28
1,795,000 1,727,858
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
1,787,000 1,631,784
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
2,693,000 2,742,465
144A,11.875%, 4/15/31
2,547,000 2,645,345
Motion Bondco
DAC,144A,6.625%, 11/15/27
1,574,000 1,488,795
Motion Finco Sarl,144A,8.375%,
2/15/32
1,492,000 1,380,308
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
1,426,000 1,408,771
144A,4.125%, 7/1/29
1,436,000 1,284,053
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29
2,791,000 1,852,526
144A,5.875%, 9/1/31 (a)
2,600,000 1,550,250
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27
1,760,000 1,761,251
144A,7.25%, 5/15/31 (a)
3,122,000 3,192,055
Six Flags Entertainment Corp. /
Canada's Wonderland Co. /
Magnum Management Corp.
5.375%, 4/15/27
1,845,000 1,845,472
5.25%, 7/15/29
1,795,000 1,743,962
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
3,031,000 3,092,020
Vail Resorts, Inc.,144A,6.50%,
5/15/32 (a)
2,226,000 2,281,703
Voyager Parent LLC,144A,9.25%,
7/1/32
6,700,000 6,926,286

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29 (a)
2,747,000 2,680,649
144A,7.125%, 2/15/31 (a)
3,586,000 3,763,442
144A,6.25%, 3/15/33 (a)
2,905,000 2,874,984
(Cost $113,299,375)
109,727,242
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
4,149,000 4,109,057
TKC Holdings, Inc.
144A,6.875%, 5/15/28
1,536,000 1,529,491
144A,10.50%, 5/15/29
2,391,000 2,461,013
(Cost $8,238,161)
8,099,561
Home Builders — 0.6%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
1,561,000 1,464,774
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
2,233,000 2,200,130
144A,4.875%, 2/15/30
1,795,000 1,563,544
Century Communities, Inc.
6.75%, 6/1/27
1,736,000 1,737,194
144A,3.875%, 8/15/29 (a)
1,902,000 1,725,796
LGI Homes, Inc.
144A,8.75%, 12/15/28
1,506,000 1,550,837
144A,7.00%, 11/15/32
1,466,000 1,362,889
Mattamy Group Corp.
144A,5.25%, 12/15/27
2,173,000 2,162,544
144A,4.625%, 3/1/30
1,968,000 1,854,092
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
1,997,000 2,014,372
144A,5.75%, 1/15/28
1,815,000 1,826,870
144A,5.125%, 8/1/30
1,653,000 1,612,844
(Cost $21,929,969)
21,075,886
Home Furnishings — 0.2%
Somnigroup International, Inc.
144A,4.00%, 4/15/29
2,884,000 2,719,276
144A,3.875%, 10/15/31
3,003,000 2,676,591
Whirlpool Corp.,4.75%, 2/26/29
2,500,000 2,425,903
(Cost $8,184,489)
7,821,770
Housewares — 0.5%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
2,783,000 2,313,369
Newell Brands, Inc.
6.375%, 9/15/27 (a)
1,885,000 1,894,691
144A,8.50%, 6/1/28
4,460,000 4,625,238
6.625%, 9/15/29
1,795,000 1,738,572
6.375%, 5/15/30
2,693,000 2,536,657
Principal
Amount $ Value $
6.625%, 5/15/32 (a)
1,865,000 1,725,476
Scotts Miracle-Gro Co.
4.50%, 10/15/29
1,478,000 1,407,061
4.00%, 4/1/31
1,724,000 1,550,164
4.375%, 2/1/32
1,436,000 1,294,302
(Cost $20,211,013)
19,085,530
Leisure Time — 1.5%
Carnival Corp.
144A,5.75%, 3/1/27
9,832,000 9,862,739
144A,6.00%, 5/1/29
7,241,000 7,264,611
144A,5.75%, 3/15/30 (a)
3,591,000 3,601,633
144A,5.875%, 6/15/31
3,625,000 3,629,440
144A,6.125%, 2/15/33 (a)
7,221,000 7,243,345
Life Time, Inc.,144A,6.00%,
11/15/31
1,795,000 1,800,204
NCL Corp. Ltd.
144A,5.875%, 2/15/27
3,636,000 3,639,123
144A,8.125%, 1/15/29
2,837,000 2,988,856
144A,7.75%, 2/15/29 (a)
2,174,000 2,287,122
144A,6.75%, 2/1/32
6,463,000 6,468,242
Sabre GLBL, Inc.
144A,8.625%, 6/1/27 (a)
2,807,000 2,889,891
144A,10.75%, 11/15/29 (a)
2,897,000 2,965,804
(Cost $54,559,823)
54,641,010
Lodging — 2.2%
Boyd Gaming Corp.
4.75%, 12/1/27
3,359,000 3,315,975
144A,4.75%, 6/15/31
3,378,000 3,165,840
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
1,257,000 1,262,210
144A,5.875%, 4/1/29
1,953,000 1,973,460
144A,3.75%, 5/1/29
2,883,000 2,725,721
4.875%, 1/15/30
3,804,000 3,730,958
144A,4.00%, 5/1/31
4,099,000 3,792,641
144A,3.625%, 2/15/32 (a)
5,306,000 4,725,922
144A,6.125%, 4/1/32
1,616,000 1,641,950
144A,5.875%, 3/15/33
3,611,000 3,637,920
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.
144A,5.00%, 6/1/29
3,011,000 2,827,316
144A,4.875%, 7/1/31 (a)
1,919,000 1,722,164
144A,6.625%, 1/15/32
3,370,000 3,367,842
Marriott Ownership Resorts,
Inc.,144A,4.50%, 6/15/29 (a)
1,817,000 1,707,151
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27 (a)
2,174,000 2,126,223
144A,5.75%, 7/21/28
3,271,000 3,142,156
144A,5.375%, 12/4/29
4,169,000 3,839,179
144A,7.625%, 4/17/32
2,685,000 2,667,087

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
MGM Resorts International
4.625%, 9/1/26
1,334,000 1,329,232
5.50%, 4/15/27
2,441,000 2,451,220
4.75%, 10/15/28
2,818,000 2,758,093
6.125%, 9/15/29
3,072,000 3,088,570
6.50%, 4/15/32 (a)
2,693,000 2,689,437
Station Casinos LLC
144A,4.50%, 2/15/28
2,627,000 2,549,445
144A,4.625%, 12/1/31
1,894,000 1,735,009
144A,6.625%, 3/15/32
1,630,000 1,633,253
Studio City Finance Ltd.
144A,6.50%, 1/15/28
1,795,000 1,758,221
144A,5.00%, 1/15/29
3,914,000 3,539,442
Travel + Leisure Co.
144A,6.625%, 7/31/26
2,364,000 2,389,872
6.00%, 4/1/27
1,436,000 1,447,224
144A,4.50%, 12/1/29
2,469,000 2,347,890
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
3,336,000 3,323,014
(Cost $87,377,980)
84,411,637
Retail — 4.6%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
5,565,000 5,391,926
144A,4.375%, 1/15/28
2,713,000 2,646,632
144A,3.50%, 2/15/29 (a)
2,705,000 2,553,858
144A,6.125%, 6/15/29
4,427,000 4,518,989
144A,5.625%, 9/15/29
1,832,000 1,844,862
144A,4.00%, 10/15/30
10,413,000 9,588,785
Advance Auto Parts, Inc.,3.90%,
4/15/30 (a)
1,775,000 1,643,747
Asbury Automotive Group, Inc.
4.50%, 3/1/28
1,576,000 1,536,586
144A,4.625%, 11/15/29
2,892,000 2,751,754
4.75%, 3/1/30
1,598,000 1,519,170
144A,5.00%, 2/15/32
2,106,000 1,968,159
Bath & Body Works, Inc.
5.25%, 2/1/28
1,828,000 1,828,779
7.50%, 6/15/29
1,782,000 1,833,218
144A,6.625%, 10/1/30
2,853,000 2,916,274
eG Global Finance
PLC,144A,12.00%, 11/30/28
3,766,000 4,158,150
Ferrellgas LP / Ferrellgas
Finance Corp.,144A,5.875%,
4/1/29
2,962,000 2,684,142
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
3,544,000 3,326,251
144A,6.75%, 1/15/30 (a)
4,615,000 4,194,872
FirstCash, Inc.
144A,4.625%, 9/1/28
1,750,000 1,706,236
Principal
Amount $ Value $
144A,5.625%, 1/1/30
1,975,000 1,962,784
144A,6.875%, 3/1/32
2,002,000 2,054,569
Gap, Inc.
144A,3.625%, 10/1/29
2,713,000 2,480,752
144A,3.875%, 10/1/31
2,897,000 2,578,919
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
1,927,000 1,617,789
144A,8.75%, 1/15/32
1,935,000 1,503,408
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
2,776,000 2,662,463
144A,6.375%, 1/15/30
1,654,000 1,687,520
Kohl's Corp.,5.125%, 5/1/31 (a)
1,895,000 1,214,834
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29
3,548,000 3,420,703
144A,8.25%, 8/1/31
3,206,000 3,401,723
Lithia Motors, Inc.
144A,4.625%, 12/15/27
1,445,000 1,426,423
144A,3.875%, 6/1/29
2,800,000 2,639,270
144A,4.375%, 1/15/31
2,152,000 2,018,386
Macy's Retail Holdings LLC
144A,5.875%, 3/15/30
1,492,000 1,425,901
144A,6.125%, 3/15/32 (a)
1,549,000 1,437,235
Michaels Cos., Inc.
144A,5.25%, 5/1/28
3,091,000 2,122,568
144A,7.875%, 5/1/29
3,783,000 1,844,213
Murphy Oil USA, Inc.
4.75%, 9/15/29
1,825,000 1,768,905
144A,3.75%, 2/15/31
1,907,000 1,730,085
Nordstrom, Inc.
4.375%, 4/1/30
1,925,000 1,756,061
4.25%, 8/1/31 (a)
1,576,000 1,379,671
Patrick Industries,
Inc.,144A,6.375%, 11/1/32
1,920,000 1,894,238
Penske Automotive Group,
Inc.,3.75%, 6/15/29
1,850,000 1,735,707
PetSmart, Inc. / PetSmart
Finance Corp.
144A,4.75%, 2/15/28
4,470,000 4,318,876
144A,7.75%, 2/15/29
4,193,000 4,086,778
QVC, Inc.,144A,6.875%, 4/15/29
(a)
2,192,000 986,400
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
8,150,000 8,376,976
Saks Global Enterprises
LLC,144A,11.00%, 12/15/29 (a)
7,939,000 3,592,398
Sonic Automotive, Inc.
144A,4.625%, 11/15/29 (a)
2,334,000 2,231,549
144A,4.875%, 11/15/31
1,795,000 1,674,135
Staples, Inc.
144A,10.75%, 9/1/29
8,917,000 8,116,980
144A,12.75%, 1/15/30
3,024,624 1,962,113

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
2,404,000 2,241,275
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29 (a)
1,665,000 1,702,078
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26
5,217,000 5,104,950
8.125%, 8/15/29 (a)
2,713,000 2,844,648
3.20%, 4/15/30
1,795,000 1,710,559
White Cap Buyer
LLC,144A,6.875%, 10/15/28 (a)
2,298,000 2,254,632
Yum! Brands, Inc.
144A,4.75%, 1/15/30
2,928,000 2,866,243
3.625%, 3/15/31
3,770,000 3,432,032
4.625%, 1/31/32
3,991,000 3,789,136
5.375%, 4/1/32
3,591,000 3,553,375
(Cost $184,382,690)
171,221,650
Consumer, Non-cyclical
— 17.0%
Agriculture — 0.1%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
1,795,000 1,783,728
144A,6.00%, 6/15/30
3,591,000 3,599,703
(Cost $5,403,806)
5,383,431
Beverages — 0.1%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
2,709,000 2,715,450
144A,4.375%, 4/30/29
2,680,000 2,574,863
(Cost $5,369,115)
5,290,313
Commercial Services — 5.1%
ADT Security Corp.,144A,4.125%,
8/1/29
3,591,000 3,429,101
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
5,070,000 5,154,512
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
8,438,000 8,750,535
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,9.75%, 7/15/27
3,678,000 3,710,690
144A,6.00%, 6/1/29 (a)
3,447,000 3,265,966
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
4,446,000 4,259,409
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
1,318,000 1,301,390
144A,4.75%, 4/1/28 (a)
2,170,000 2,080,197
144A,5.375%, 3/1/29 (a)
2,154,000 2,032,935
144A,8.25%, 1/15/30 (a)
2,409,000 2,452,193
144A,8.00%, 2/15/31 (a)
1,796,000 1,819,177
Principal
Amount $ Value $
144A,8.375%, 6/15/32
2,170,000 2,187,994
Belron UK Finance
PLC,144A,5.75%, 10/15/29
3,882,000 3,898,963
Block, Inc.
2.75%, 6/1/26
3,460,000 3,376,112
3.50%, 6/1/31
3,641,000 3,292,673
6.50%, 5/15/32
279,000 285,309
Boost Newco Borrower
LLC,144A,7.50%, 1/15/31
7,810,000 8,268,322
Brink's Co.
144A,4.625%, 10/15/27
2,154,000 2,126,504
144A,6.50%, 6/15/29
1,436,000 1,466,192
144A,6.75%, 6/15/32
1,443,000 1,481,476
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28 (a)
3,163,000 3,014,419
144A,4.875%, 7/1/29 (a)
3,600,000 3,332,762
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
3,669,000 3,813,504
144A,8.625%, 5/15/32
2,256,000 2,368,578
144A,8.00%, 3/15/33
1,839,000 1,890,955
Garda World Security Corp.
144A,4.625%, 2/15/27
1,983,000 1,958,831
144A,7.75%, 2/15/28
1,478,000 1,528,617
144A,6.00%, 6/1/29
1,795,000 1,708,804
144A,8.25%, 8/1/32
2,167,000 2,159,583
144A,8.375%, 11/15/32
3,610,000 3,624,750
GEO Group, Inc.
8.625%, 4/15/29
2,459,000 2,597,445
10.25%, 4/15/31
2,242,000 2,459,601
Herc Holdings, Inc.
144A,5.50%, 7/15/27
4,361,000 4,331,995
144A,6.625%, 6/15/29
2,973,000 3,013,635
Hertz Corp.
144A,4.625%, 12/1/26
1,815,000 1,604,474
144A,12.625%, 7/15/29 (a)
4,528,000 4,614,996
144A,5.00%, 12/1/29 (a)
3,661,000 2,492,055
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,3.375%, 8/31/27
3,611,000 3,469,833
144A,6.25%, 1/15/28
4,667,500 4,666,691
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
4,668,000 4,658,486
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
3,833,000 3,846,369
144A,10.875%, 8/1/29
1,726,000 1,679,105
Service Corp. International
4.625%, 12/15/27
2,114,000 2,083,311
5.125%, 6/1/29
2,653,000 2,627,109
3.375%, 8/15/30
3,052,000 2,772,048
4.00%, 5/15/31
2,886,000 2,662,041
5.75%, 10/15/32 (a)
2,823,000 2,808,853

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Shift4 Payments LLC / Shift4
Payments Finance Sub,
Inc.,144A,6.75%, 8/15/32
5,950,000 6,074,484
Sotheby's,144A,7.375%, 10/15/27
2,813,000 2,784,047
United Rentals North America,
Inc.
5.50%, 5/15/27
1,955,000 1,957,162
3.875%, 11/15/27
2,589,000 2,532,266
4.875%, 1/15/28
6,064,000 6,003,447
5.25%, 1/15/30
2,693,000 2,678,279
4.00%, 7/15/30
2,693,000 2,530,078
3.875%, 2/15/31
3,894,000 3,596,133
3.75%, 1/15/32
2,693,000 2,419,543
144A,6.125%, 3/15/34 (a)
4,068,000 4,128,446
Veritiv Operating
Co.,144A,10.50%, 11/30/30
3,762,000 4,005,984
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32 (a)
4,390,000 4,569,955
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
1,786,000 1,743,696
144A,6.625%, 6/15/29
1,758,000 1,794,218
144A,6.625%, 4/15/30
1,815,000 1,861,700
144A,7.375%, 10/1/31
1,778,000 1,851,090
(Cost $197,520,108)
192,959,028
Cosmetics/Personal Care
— 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
2,693,000 2,649,657
144A,4.125%, 4/1/29
1,920,000 1,798,011
Opal Bidco SAS,144A,6.50%,
3/31/32
3,950,000 3,949,349
Perrigo Finance Unlimited Co.
4.90%, 6/15/30
2,693,000 2,594,265
6.125%, 9/30/32
2,591,000 2,588,411
Prestige Brands, Inc.
144A,5.125%, 1/15/28
1,483,000 1,476,917
144A,3.75%, 4/1/31
2,110,000 1,916,588
(Cost $17,492,365)
16,973,198
Food — 2.5%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,4.625%, 1/15/27
4,849,000 4,804,843
144A,5.875%, 2/15/28
2,693,000 2,692,591
144A,6.50%, 2/15/28 (a)
2,773,000 2,831,139
144A,3.50%, 3/15/29
4,878,000 4,588,071
144A,4.875%, 2/15/30
3,621,000 3,526,062
144A,6.25%, 3/15/33
2,206,000 2,241,841
B&G Foods, Inc.
5.25%, 9/15/27 (a)
1,955,000 1,716,428
144A,8.00%, 9/15/28
2,938,000 2,772,568
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31
1,841,000 1,933,936
Principal
Amount $ Value $
144A,9.625%, 9/15/32 (a)
1,676,000 1,757,492
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
3,591,000 3,748,096
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
1,778,000 1,757,418
144A,4.125%, 1/31/30
3,483,000 3,288,470
144A,4.375%, 1/31/32
2,515,000 2,321,941
Performance Food Group, Inc.
144A,5.50%, 10/15/27
4,054,000 4,040,813
144A,4.25%, 8/1/29
3,611,000 3,446,909
144A,6.125%, 9/15/32
3,610,000 3,643,559
Pilgrim's Pride Corp.
3.50%, 3/1/32
3,214,000 2,848,681
6.25%, 7/1/33
3,393,000 3,521,069
6.875%, 5/15/34
1,795,000 1,936,361
Post Holdings, Inc.
144A,5.50%, 12/15/29 (a)
4,565,000 4,513,247
144A,4.625%, 4/15/30 (a)
4,974,000 4,712,350
144A,4.50%, 9/15/31
3,521,000 3,213,402
144A,6.25%, 2/15/32
3,591,000 3,655,509
144A,6.375%, 3/1/33
4,309,000 4,288,279
144A,6.25%, 10/15/34 (a)
2,229,000 2,207,332
US Foods, Inc.
144A,6.875%, 9/15/28
1,795,000 1,847,920
144A,4.75%, 2/15/29
3,296,000 3,225,694
144A,4.625%, 6/1/30
1,800,000 1,732,555
144A,7.25%, 1/15/32
1,750,000 1,831,156
144A,5.75%, 4/15/33
1,795,000 1,767,897
(Cost $94,666,602)
92,413,629
Healthcare-Products — 1.4%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
5,595,000 5,456,484
144A,3.875%, 11/1/29
2,811,000 2,623,968
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
5,327,000 5,514,031
Hologic, Inc.
144A,4.625%, 2/1/28
1,754,000 1,733,950
144A,3.25%, 2/15/29
3,417,000 3,267,258
Medline Borrower LP
144A,3.875%, 4/1/29
16,218,000 15,297,330
144A,5.25%, 10/1/29
9,226,000 9,023,253
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
5,395,000 5,496,501
Teleflex, Inc.
4.625%, 11/15/27
1,795,000 1,768,581
144A,4.25%, 6/1/28
1,813,000 1,752,226
(Cost $52,097,313)
51,933,582

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Healthcare-Services — 4.6%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
1,757,000 1,734,196
144A,5.00%, 4/15/29
1,795,000 1,719,701
144A,7.375%, 3/15/33 (a)
1,848,000 1,885,320
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
1,815,000 1,744,446
144A,3.75%, 3/15/29
1,795,000 1,667,674
144A,4.00%, 3/15/31
1,845,000 1,655,756
CHS/Community Health
Systems, Inc.
144A,5.625%, 3/15/27
6,349,000 6,260,061
144A,6.00%, 1/15/29
2,332,000 2,242,398
144A,6.875%, 4/15/29
6,268,000 5,244,154
144A,6.125%, 4/1/30 (a)
4,407,000 3,408,677
144A,5.25%, 5/15/30
5,700,000 5,137,985
144A,4.75%, 2/15/31
5,798,000 4,967,756
144A,10.875%, 1/15/32 (a)
8,119,000 8,663,939
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32
2,409,000 2,481,456
DaVita, Inc.
144A,4.625%, 6/1/30
9,897,000 9,254,347
144A,3.75%, 2/15/31
5,471,000 4,849,361
144A,6.875%, 9/1/32
3,732,000 3,793,567
144A,6.75%, 7/15/33
3,600,000 3,639,643
Encompass Health Corp.
4.50%, 2/1/28
3,049,000 3,005,132
4.75%, 2/1/30
2,811,000 2,742,733
4.625%, 4/1/31 (a)
1,438,000 1,372,169
IQVIA, Inc.
144A,5.00%, 10/15/26
3,983,000 3,972,858
144A,5.00%, 5/15/27
4,206,000 4,183,141
144A,6.50%, 5/15/30
1,750,000 1,788,677
LifePoint Health, Inc.
144A,5.375%, 1/15/29
1,795,000 1,698,025
144A,9.875%, 8/15/30
2,872,000 3,080,613
144A,11.00%, 10/15/30
3,954,000 4,351,737
144A,8.375%, 2/15/32
2,513,000 2,647,222
144A,10.00%, 6/1/32
2,930,000 3,068,674
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
2,914,000 2,828,440
144A,3.875%, 11/15/30
2,364,000 2,162,964
144A,3.875%, 5/15/32
2,730,000 2,439,912
144A,6.25%, 1/15/33
2,693,000 2,691,082
MPH Acquisition Holdings
LLC,144A,5.75%, 12/31/30
2,783,000 2,221,585
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29 (a)
5,386,000 5,475,483
Select Medical
Corp.,144A,6.25%, 12/1/32 (a)
1,975,000 1,959,063
Star Parent, Inc.,144A,9.00%,
10/1/30 (a)
3,513,000 3,635,319
Principal
Amount $ Value $
Tenet Healthcare Corp.
6.25%, 2/1/27
4,797,000 4,803,409
5.125%, 11/1/27
5,416,000 5,385,710
4.625%, 6/15/28
2,154,000 2,113,509
6.125%, 10/1/28
8,976,000 8,995,056
4.25%, 6/1/29
5,047,000 4,849,856
4.375%, 1/15/30
5,236,000 5,008,527
6.125%, 6/15/30
7,181,000 7,260,338
6.75%, 5/15/31
4,877,000 5,026,612
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
3,625,000 3,688,941
(Cost $177,985,143)
172,807,224
Household Products/Wares
— 0.2%
Central Garden & Pet Co.
4.125%, 10/15/30
1,757,000 1,627,174
144A,4.125%, 4/30/31
1,436,000 1,310,924
Kronos Acquisition Holdings,
Inc.
144A,8.25%, 6/30/31
2,036,000 1,783,606
144A,10.75%, 6/30/32 (a)
1,619,000 1,083,433
(Cost $6,403,639)
5,805,137
Pharmaceuticals — 2.6%
1261229 Bc Ltd.,144A,10.00%,
4/15/32
15,989,000 15,839,374
AdaptHealth LLC
144A,4.625%, 8/1/29
1,863,000 1,722,279
144A,5.125%, 3/1/30
2,200,000 2,035,024
Bausch Health Americas,
Inc.,144A,8.50%, 1/31/27
2,190,000 2,065,838
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
1,650,000 1,307,955
144A,4.875%, 6/1/28
5,745,000 4,694,096
144A,11.00%, 9/30/28
6,482,000 6,224,664
144A,5.00%, 2/15/29
1,623,000 1,038,582
144A,6.25%, 2/15/29 (a)
2,947,000 1,926,739
144A,5.25%, 1/30/30
2,831,000 1,609,242
144A,5.25%, 2/15/31
1,661,000 890,029
Cheplapharm Arzneimittel
GmbH,144A,5.50%, 1/15/28
1,795,000 1,711,565
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31 (a)
3,619,000 3,750,482
Grifols SA,144A,4.75%, 10/15/28
(a)
2,531,000 2,409,373
HLF Financing Sarl LLC /
Herbalife International,
Inc,144A,12.25%, 4/15/29
2,898,000 3,149,607
HLF Financing Sarl LLC /
Herbalife International,
Inc.,144A,4.875%, 6/1/29 (a)
2,154,000 1,774,729
Jazz Securities
DAC,144A,4.375%, 1/15/29
5,409,000 5,189,996

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
7,459,000 7,011,910
144A,5.125%, 4/30/31 (a)
6,542,000 5,501,597
144A,6.75%, 5/15/34
1,871,000 1,742,955
144A,7.875%, 5/15/34
1,815,000 1,567,619
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)
1,719,000 1,406,707
144A,6.625%, 4/1/30 (a)
2,038,000 1,727,866
144A,10.00%, 4/15/30
3,591,000 3,755,231
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
12,090,000 11,829,927
6.75%, 3/1/28
4,898,000 5,068,220
(Cost $105,624,455)
96,951,606
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Benteler International
AG,144A,10.50%, 5/15/28
1,795,000 1,887,615
Stena International SA
144A,7.25%, 1/15/31
3,010,000 3,023,352
144A,7.625%, 2/15/31
1,540,000 1,561,223
(Cost $6,605,153)
6,472,190
Energy — 10.0%
Oil & Gas — 5.2%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
3,591,000 3,682,513
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,8.25%, 12/31/28
1,811,000 1,839,646
144A,5.875%, 6/30/29
1,475,000 1,470,715
144A,6.625%, 10/15/32
2,183,000 2,197,469
Azule Energy Finance
PLC,144A,8.125%, 1/23/30
4,349,000 4,248,625
Baytex Energy Corp.
144A,8.50%, 4/30/30
2,758,000 2,675,015
144A,7.375%, 3/15/32
2,247,000 2,041,821
California Resources
Corp.,144A,8.25%, 6/15/29
3,382,000 3,391,344
Civitas Resources, Inc.
144A,5.00%, 10/15/26
1,405,000 1,380,560
144A,8.375%, 7/1/28
4,847,000 4,889,435
144A,8.625%, 11/1/30
3,591,000 3,544,516
144A,8.75%, 7/1/31 (a)
4,947,000 4,842,895
CNX Resources Corp.
144A,6.00%, 1/15/29
1,895,000 1,882,512
144A,7.375%, 1/15/31
2,190,000 2,243,740
144A,7.25%, 3/1/32
1,956,000 1,994,539
Comstock Resources, Inc.
144A,6.75%, 3/1/29
4,300,000 4,241,998
Principal
Amount $ Value $
144A,6.75%, 3/1/29
1,720,000 1,690,438
144A,5.875%, 1/15/30
3,465,000 3,279,776
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
3,484,000 3,600,329
144A,7.625%, 4/1/32 (a)
3,950,000 3,727,226
144A,7.375%, 1/15/33
3,591,000 3,335,757
CVR Energy, Inc.
144A,5.75%, 2/15/28
1,260,000 1,200,591
144A,8.50%, 1/15/29
2,350,000 2,296,132
Encino Acquisition Partners
Holdings LLC
144A,8.50%, 5/1/28
2,461,000 2,525,896
144A,8.75%, 5/1/31
1,741,000 1,902,908
Energean PLC,144A,6.50%,
4/30/27
1,467,000 1,439,860
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
2,154,000 2,129,407
144A,5.75%, 2/1/29
2,066,000 1,975,432
144A,6.00%, 4/15/30
1,835,000 1,742,526
144A,6.00%, 2/1/31
2,297,000 2,117,925
144A,6.25%, 4/15/32
1,795,000 1,637,271
144A,8.375%, 11/1/33
2,154,000 2,145,620
144A,7.25%, 2/15/35
3,591,000 3,330,689
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29 (a)
2,625,000 2,638,519
Kosmos Energy Ltd.
144A,7.50%, 3/1/28
1,712,000 1,395,031
144A,8.75%, 10/1/31 (a)
1,630,000 1,258,145
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
2,493,815 2,470,458
144A,REGS, 6.75%, 6/30/30
1,967,059 1,937,553
Matador Resources Co.
144A,6.875%, 4/15/28
1,769,000 1,794,658
144A,6.50%, 4/15/32
3,232,000 3,167,478
144A,6.25%, 4/15/33
2,818,000 2,721,447
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
1,757,000 1,822,629
Murphy Oil Corp.,6.00%, 10/1/32
(a)
2,154,000 2,010,249
Noble Finance II
LLC,144A,8.00%, 4/15/30
5,132,000 5,117,733
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28
2,298,000 2,309,267
144A,8.75%, 6/15/31
1,792,000 1,808,526
Parkland Corp.
144A,5.875%, 7/15/27
1,875,000 1,871,666
144A,4.50%, 10/1/29
2,903,000 2,743,936
144A,4.625%, 5/1/30
2,913,000 2,739,002
144A,6.625%, 8/15/32
1,767,000 1,772,061
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
3,270,000 3,038,813

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,9.875%, 3/15/30
2,788,000 2,667,987
144A,7.875%, 9/15/30
1,865,000 1,623,087
Permian Resources Operating
LLC
144A,5.875%, 7/1/29
2,553,000 2,523,219
144A,7.00%, 1/15/32
3,590,000 3,684,902
144A,6.25%, 2/1/33
3,591,000 3,546,138
Puma International Financing
SA,144A,7.75%, 4/25/29
1,630,000 1,658,912
Range Resources Corp.
8.25%, 1/15/29
2,095,000 2,153,463
144A,4.75%, 2/15/30
1,795,000 1,726,484
SM Energy Co.
6.75%, 9/15/26
1,717,000 1,715,584
6.625%, 1/15/27
1,757,000 1,760,203
6.50%, 7/15/28
1,436,000 1,429,358
144A,6.75%, 8/1/29
2,685,000 2,632,976
144A,7.00%, 8/1/32
2,757,000 2,649,266
Sunoco LP
144A,7.00%, 5/1/29
2,610,000 2,695,316
144A,7.25%, 5/1/32
2,693,000 2,801,770
144A,6.25%, 7/1/33
3,591,000 3,593,843
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
1,984,000 1,984,181
144A,7.00%, 9/15/28
2,262,000 2,320,192
4.50%, 5/15/29
2,873,000 2,754,420
4.50%, 4/30/30
2,871,000 2,711,802
Talos Production, Inc.
144A,9.00%, 2/1/29
2,244,000 2,230,841
144A,9.375%, 2/1/31
2,244,000 2,208,305
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
2,639,000 2,494,425
Transocean, Inc.
144A,8.00%, 2/1/27
2,306,000 2,256,348
144A,8.25%, 5/15/29
3,232,000 2,917,500
144A,8.50%, 5/15/31 (a)
3,282,000 2,823,571
Vital Energy, Inc.,144A,7.875%,
4/15/32 (a)
3,591,000 2,915,757
(Cost $202,296,717)
195,742,147
Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.25%, 4/1/28
2,968,000 2,965,335
144A,6.625%, 9/1/32
2,604,000 2,619,520
USA Compression Partners LP
/ USA Compression Finance
Corp.
6.875%, 9/1/27
2,525,000 2,525,840
144A,7.125%, 3/15/29
3,591,000 3,650,560
Weatherford International
Ltd.,144A,8.625%, 4/30/30
5,610,000 5,702,812
(Cost $17,639,007)
17,464,067
Principal
Amount $ Value $
Pipelines — 4.3%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
2,279,000 2,278,441
144A,5.75%, 1/15/28
2,269,000 2,261,668
144A,5.375%, 6/15/29
3,136,000 3,106,048
144A,6.625%, 2/1/32
2,056,000 2,101,598
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
2,070,000 2,140,250
144A,7.25%, 7/15/32
1,630,000 1,691,311
Buckeye Partners LP
3.95%, 12/1/26
2,124,000 2,084,071
4.125%, 12/1/27
1,450,000 1,411,913
144A,4.50%, 3/1/28
1,770,000 1,730,444
144A,6.875%, 7/1/29
2,184,000 2,246,932
144A,6.75%, 2/1/30
1,825,000 1,884,929
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
5,027,000 4,834,614
144A,7.50%, 12/15/33
1,754,000 1,858,149
Delek Logistics Partners LP
/ Delek Logistics Finance
Corp.,144A,8.625%, 3/15/29
3,770,000 3,908,106
Genesis Energy LP / Genesis
Energy Finance Corp.
7.75%, 2/1/28
2,395,000 2,417,472
8.25%, 1/15/29
2,154,000 2,230,786
8.875%, 4/15/30
2,480,000 2,606,299
7.875%, 5/15/32 (a)
2,332,000 2,363,585
8.00%, 5/15/33
2,126,000 2,159,104
Global Partners LP / GLP
Finance Corp.
7.00%, 8/1/27
1,394,000 1,398,342
144A,8.25%, 1/15/32
1,616,000 1,681,201
Harvest Midstream I LP
144A,7.50%, 9/1/28
2,873,000 2,919,497
144A,7.50%, 5/15/32
1,795,000 1,845,845
Hess Midstream Operations LP
144A,5.875%, 3/1/28
2,766,000 2,794,957
144A,5.125%, 6/15/28
1,975,000 1,950,193
144A,6.50%, 6/1/29
2,174,000 2,220,780
144A,4.25%, 2/15/30
2,903,000 2,769,322
144A,5.50%, 10/15/30
1,394,000 1,379,182
Howard Midstream Energy
Partners LLC
144A,8.875%, 7/15/28
1,889,000 1,977,067
144A,7.375%, 7/15/32
2,191,000 2,269,131
ITT Holdings LLC,144A,6.50%,
8/1/29
4,381,000 4,093,735
New Fortress Energy,
Inc.,144A,6.50%, 9/30/26 (a)
1,834,000 1,102,188

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
NFE Financing LLC,144A,12.00%,
11/15/29 (a)
9,904,000 4,258,064
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
3,224,000 3,154,818
144A,8.375%, 2/15/32
4,603,000 4,356,413
NuStar Logistics LP
6.00%, 6/1/26
1,849,000 1,861,196
5.625%, 4/28/27
1,975,000 1,981,150
6.375%, 10/1/30
2,189,000 2,231,685
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
1,975,000 1,908,923
144A,6.75%, 3/15/33
1,795,000 1,850,999
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,6.00%, 3/1/27
1,462,000 1,461,006
144A,5.50%, 1/15/28
2,733,000 2,717,728
144A,7.375%, 2/15/29
2,873,000 2,924,751
144A,6.00%, 12/31/30
2,604,000 2,497,461
144A,6.00%, 9/1/31
1,675,000 1,597,826
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
4,488,000 4,174,628
144A,6.25%, 1/15/30
3,520,000 3,570,681
144A,4.125%, 8/15/31
4,488,000 4,063,608
144A,3.875%, 11/1/33
4,488,000 3,837,531
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
8,111,000 8,306,759
144A,9.50%, 2/1/29
10,772,000 11,523,573
144A,7.00%, 1/15/30 (a)
5,536,000 5,515,986
144A,8.375%, 6/1/31 (a)
8,079,000 8,207,392
144A,9.875%, 2/1/32 (a)
7,331,000 7,803,637
(Cost $172,691,520)
163,522,975
Financial — 13.7%
Banks — 0.3%
Banco Votorantim
SA,144A,5.875%, 4/8/28
1,800,000 1,811,025
Freedom Mortgage Corp.
144A,6.625%, 1/15/27
2,109,000 2,105,428
144A,12.00%, 10/1/28
3,349,000 3,595,464
144A,12.25%, 10/1/30
1,709,000 1,890,352
(Cost $9,351,239)
9,402,269
Diversified Financial Services
— 5.3%
AG Issuer LLC,144A,6.25%,
3/1/28
1,910,000 1,911,351
AG TTMT Escrow Issuer
LLC,144A,8.625%, 9/30/27
1,772,000 1,840,762
Ally Financial, Inc.,6.70%,
2/14/33
1,749,000 1,779,772
Aretec Group, Inc.
144A,7.50%, 4/1/29
1,378,000 1,377,960
Principal
Amount $ Value $
144A,10.00%, 8/15/30
2,582,000 2,816,750
Bread Financial Holdings,
Inc.,144A,9.75%, 3/15/29
3,232,000 3,448,967
Burford Capital Global Finance
LLC,144A,9.25%, 7/1/31
2,689,000 2,868,249
Coinbase Global, Inc.
144A,3.375%, 10/1/28
3,663,000 3,409,081
144A,3.625%, 10/1/31
2,671,000 2,326,818
Credit Acceptance Corp.
144A,9.25%, 12/15/28
2,204,000 2,334,913
144A,6.625%, 3/15/30
1,795,000 1,791,356
Encore Capital Group, Inc.
144A,9.25%, 4/1/29
1,730,000 1,846,775
144A,8.50%, 5/15/30
1,875,000 1,989,283
Enova International, Inc.
144A,11.25%, 12/15/28
1,436,000 1,542,053
144A,9.125%, 8/1/29
1,793,000 1,843,468
Focus Financial Partners
LLC,144A,6.75%, 9/15/31
3,591,000 3,635,281
Freedom Mortgage Holdings
LLC
144A,9.25%, 2/1/29
3,927,000 4,052,036
144A,9.125%, 5/15/31
2,603,000 2,657,804
144A,8.375%, 4/1/32
2,334,000 2,306,943
GGAM Finance Ltd.
144A,8.00%, 2/15/27
2,500,000 2,574,503
144A,8.00%, 6/15/28
2,100,000 2,207,398
144A,6.875%, 4/15/29
1,500,000 1,531,785
144A,5.875%, 3/15/30
1,500,000 1,496,250
goeasy Ltd.
144A,9.25%, 12/1/28
1,975,000 2,076,094
144A,7.625%, 7/1/29
2,319,000 2,344,358
144A,6.875%, 5/15/30
1,389,000 1,372,910
144A,7.375%, 10/1/30
1,400,000 1,399,976
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
2,260,000 2,178,620
144A,7.125%, 4/30/31
5,187,000 5,421,909
144A,6.125%, 11/1/32
5,840,000 5,853,782
144A,6.75%, 5/1/33
4,890,000 5,018,152
Jefferies Finance LLC / JFIN Co.-
Issuer Corp.
144A,5.00%, 8/15/28
3,538,000 3,355,027
144A,6.625%, 10/15/31
1,895,000 1,877,827
Jefferson Capital Holdings LLC
144A,9.50%, 2/15/29
1,450,000 1,540,689
144A,8.25%, 5/15/30
1,800,000 1,843,850
LD Holdings Group
LLC,144A,6.125%, 4/1/28 (a)
1,793,000 1,466,458
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28
3,330,000 3,240,424
144A,5.625%, 1/15/30
1,615,000 1,461,148

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Nationstar Mortgage Holdings,
Inc.
144A,6.00%, 1/15/27
2,109,000 2,110,772
144A,5.50%, 8/15/28
3,152,000 3,147,501
144A,6.50%, 8/1/29
2,693,000 2,744,838
144A,5.125%, 12/15/30
2,394,000 2,395,660
144A,5.75%, 11/15/31
2,154,000 2,159,167
144A,7.125%, 2/1/32 (a)
3,591,000 3,741,958
Navient Corp.
6.75%, 6/15/26
1,845,000 1,869,444
5.00%, 3/15/27
2,514,000 2,490,012
4.875%, 3/15/28
1,795,000 1,752,259
5.50%, 3/15/29 (a)
2,595,000 2,498,676
9.375%, 7/25/30
1,814,000 1,977,144
11.50%, 3/15/31
2,055,000 2,329,825
7.875%, 6/15/32
1,800,000 1,817,599
OneMain Finance Corp.
3.50%, 1/15/27
2,140,000 2,074,852
6.625%, 1/15/28
2,737,000 2,789,593
3.875%, 9/15/28
2,126,000 1,995,025
9.00%, 1/15/29
2,552,000 2,676,372
6.625%, 5/15/29
3,464,000 3,506,943
5.375%, 11/15/29
2,659,000 2,578,432
7.875%, 3/15/30
2,579,000 2,696,666
4.00%, 9/15/30
3,228,000 2,907,528
7.50%, 5/15/31
2,505,000 2,576,827
7.125%, 11/15/31 (a)
2,857,000 2,909,137
6.75%, 3/15/32
2,211,000 2,200,397
Osaic Holdings,
Inc.,144A,10.75%, 8/1/27
1,255,000 1,263,098
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
2,219,000 2,108,265
144A,7.875%, 12/15/29
2,487,000 2,621,064
144A,7.125%, 11/15/30
2,334,000 2,387,007
144A,5.75%, 9/15/31
2,032,000 1,958,575
144A,6.875%, 5/15/32
3,000,000 3,016,785
144A,6.875%, 2/15/33
3,232,000 3,253,396
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
1,757,000 1,726,885
PRA Group, Inc.,144A,8.875%,
1/31/30
1,984,000 2,036,153
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
4,070,000 3,944,095
144A,3.625%, 3/1/29
2,723,000 2,542,212
144A,3.875%, 3/1/31
4,488,000 4,063,817
144A,4.00%, 10/15/33 (a)
3,184,000 2,753,090
SLM Corp.
3.125%, 11/2/26
1,741,000 1,700,622
6.50%, 1/31/30
1,825,000 1,883,053
Synchrony Financial,7.25%,
2/2/33
2,774,000 2,836,628
Principal
Amount $ Value $
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
1,795,000 1,770,474
144A,5.50%, 4/15/29
2,459,000 2,356,051
UWM Holdings
LLC,144A,6.625%, 2/1/30
2,873,000 2,819,090
(Cost $203,123,432)
201,027,769
Insurance — 2.9%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
3,500,000 3,622,220
144A,4.25%, 2/15/29
2,544,000 2,440,020
144A,8.50%, 6/15/29
1,845,000 1,929,778
144A,6.00%, 8/1/29
1,710,000 1,656,648
144A,7.50%, 11/6/30
3,950,000 4,078,569
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
2,723,000 2,648,068
144A,6.75%, 10/15/27
4,832,000 4,833,791
144A,6.75%, 4/15/28 (a)
4,488,000 4,553,655
144A,5.875%, 11/1/29
1,506,000 1,480,483
144A,7.00%, 1/15/31
5,205,000 5,327,156
144A,6.50%, 10/1/31
3,700,000 3,734,244
144A,7.375%, 10/1/32
2,754,000 2,834,238
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
2,762,000 2,802,422
Ardonagh Finco Ltd.,144A,7.75%,
2/15/31
4,674,000 4,836,309
Ardonagh Group Finance
Ltd.,144A,8.875%, 2/15/32
5,534,000 5,723,064
AssuredPartners, Inc.
144A,5.625%, 1/15/29
1,975,000 1,981,774
144A,7.50%, 2/15/32
1,852,000 1,983,890
FWD Group Holdings
Ltd.,144A,8.40%, 4/5/29 (a)
3,150,000 3,268,930
Howden UK Refinance PLC /
Howden UK Refinance 2 PLC /
Howden US Refinance LLC
144A,7.25%, 2/15/31
3,591,000 3,689,311
144A,8.125%, 2/15/32
1,795,000 1,842,898
HUB International Ltd.
144A,5.625%, 12/1/29
2,393,000 2,375,172
144A,7.25%, 6/15/30
11,525,000 12,009,592
144A,7.375%, 1/31/32
6,892,000 7,196,792
Jones Deslauriers Insurance
Management, Inc.
144A,8.50%, 3/15/30
2,603,000 2,735,256
144A,10.50%, 12/15/30
1,845,000 1,980,424
Panther Escrow Issuer
LLC,144A,7.125%, 6/1/31
10,772,000 11,150,408
Ryan Specialty LLC
144A,4.375%, 2/1/30
1,414,000 1,346,551
144A,5.875%, 8/1/32
4,359,000 4,335,161
(Cost $107,573,030)
108,396,824

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Investment Companies — 0.5%
HA Sustainable Infrastructure
Capital, Inc.,6.375%, 7/1/34
3,625,000 3,537,540
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
5.25%, 5/15/27
4,985,000 4,747,580
9.75%, 1/15/29
2,640,000 2,561,407
4.375%, 2/1/29
2,589,000 2,117,069
144A,10.00%, 11/15/29
1,730,000 1,688,555
9.00%, 6/15/30
2,767,000 2,510,985
(Cost $18,299,412)
17,163,136
Real Estate — 0.6%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30 (a)
2,298,197 2,101,466
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29 (a)
2,007,000 1,653,285
144A,5.25%, 4/15/30
1,620,000 1,259,762
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
2,726,000 2,739,529
144A,8.875%, 9/1/31
1,486,000 1,590,444
Howard Hughes Corp.
144A,5.375%, 8/1/28
2,685,000 2,642,276
144A,4.125%, 2/1/29
2,400,000 2,258,123
144A,4.375%, 2/1/31
2,334,000 2,121,690
Hunt Cos., Inc.,144A,5.25%,
4/15/29
2,280,000 2,202,698
Kennedy-Wilson, Inc.
4.75%, 3/1/29
2,174,000 2,000,273
4.75%, 2/1/30 (a)
2,154,000 1,913,667
5.00%, 3/1/31 (a)
2,154,000 1,869,619
(Cost $25,924,551)
24,352,832
REITS — 4.1%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29 (a)
1,685,000 1,574,656
Blackstone Mortgage Trust,
Inc.,144A,7.75%, 12/1/29
1,616,000 1,702,567
Brandywine Operating
Partnership LP
3.95%, 11/15/27
1,741,000 1,663,026
8.875%, 4/12/29
1,436,000 1,530,565
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco
LL,144A,4.50%, 4/1/27
1,825,000 1,773,789
Diversified Healthcare Trust
4.75%, 2/15/28 (a)
1,861,000 1,714,397
4.375%, 3/1/31
1,790,000 1,483,307
Global Net Lease,
Inc.,144A,4.50%, 9/30/28
1,630,000 1,564,442
Principal
Amount $ Value $
Global Net Lease, Inc. /
Global Net Lease Operating
Partnership LP,144A,3.75%,
12/15/27
1,880,000 1,786,078
Hudson Pacific Properties LP
3.95%, 11/1/27
1,436,000 1,257,729
4.65%, 4/1/29 (a)
1,795,000 1,300,840
3.25%, 1/15/30
1,506,000 1,018,363
Iron Mountain, Inc.
144A,4.875%, 9/15/27
3,591,000 3,550,689
144A,5.25%, 3/15/28
2,962,000 2,931,366
144A,5.00%, 7/15/28
1,825,000 1,798,601
144A,7.00%, 2/15/29
3,641,000 3,764,168
144A,4.875%, 9/15/29
3,591,000 3,487,791
144A,5.25%, 7/15/30 (a)
4,788,000 4,675,396
144A,4.50%, 2/15/31
4,000,000 3,751,858
144A,5.625%, 7/15/32 (a)
2,154,000 2,103,295
144A,6.25%, 1/15/33
4,309,000 4,352,896
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
2,146,000 2,100,850
144A,4.75%, 6/15/29
2,327,000 2,255,669
144A,7.00%, 7/15/31
1,839,000 1,908,284
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27 (a)
5,146,000 4,501,721
4.625%, 8/1/29 (a)
3,262,000 2,475,362
3.50%, 3/15/31
4,668,000 3,067,289
144A,8.50%, 2/15/32
5,386,000 5,524,846
Office Properties Income
Trust,144A,9.00%, 9/30/29 (a)
2,037,000 1,507,380
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
2,603,000 2,566,844
144A,4.875%, 5/15/29
2,793,000 2,643,974
144A,7.00%, 2/1/30
1,975,000 1,990,988
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29 (a)
1,567,000 1,559,569
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
2,538,500 2,510,000
144A,7.25%, 7/15/28
1,493,000 1,540,327
144A,4.50%, 2/15/29
2,301,000 2,223,257
144A,6.50%, 4/1/32
3,513,000 3,563,535
Rithm Capital Corp.,144A,8.00%,
4/1/29
2,783,000 2,792,763
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
1,690,000 1,664,314
144A,4.00%, 9/15/29
1,905,000 1,743,451
SBA Communications Corp.
3.875%, 2/15/27
5,531,000 5,426,936

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
3.125%, 2/1/29 (a)
5,513,000 5,133,162
Service Properties Trust
4.75%, 10/1/26
1,677,000 1,651,774
4.95%, 2/15/27
1,604,000 1,548,639
5.50%, 12/15/27
1,605,000 1,550,165
3.95%, 1/15/28 (a)
1,536,000 1,373,538
8.375%, 6/15/29
2,514,000 2,548,819
4.95%, 10/1/29
1,486,000 1,242,783
4.375%, 2/15/30 (a)
1,364,000 1,101,095
144A,8.625%, 11/15/31
3,637,000 3,876,373
8.875%, 6/15/32 (a)
1,878,000 1,879,403
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
1,436,000 1,403,170
144A,4.375%, 1/15/27 (a)
1,795,000 1,764,299
144A,7.25%, 4/1/29
2,154,000 2,241,937
144A,6.00%, 4/15/30
1,436,000 1,432,866
144A,6.50%, 7/1/30
1,795,000 1,821,796
144A,6.50%, 10/15/30
1,806,000 1,832,187
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
2,513,000 2,291,742
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC
144A,10.50%, 2/15/28
10,064,000 10,682,976
144A,4.75%, 4/15/28
1,918,000 1,866,865
144A,6.50%, 2/15/29 (a)
3,982,000 3,758,028
(Cost $159,186,063)
153,354,795
Industrial — 10.2%
Aerospace/Defense — 2.2%
Bombardier, Inc.
144A,7.875%, 4/15/27
2,251,000 2,262,752
144A,6.00%, 2/15/28
2,693,000 2,692,922
144A,7.50%, 2/1/29
2,713,000 2,810,080
144A,8.75%, 11/15/30
2,693,000 2,893,785
144A,7.25%, 7/1/31
2,818,000 2,909,588
144A,7.00%, 6/1/32
2,693,000 2,757,538
Spirit AeroSystems, Inc.
4.60%, 6/15/28
2,544,000 2,482,406
144A,9.375%, 11/30/29
3,291,000 3,508,377
144A,9.75%, 11/15/30
4,359,000 4,818,939
TransDigm, Inc.
144A,6.75%, 8/15/28
7,558,000 7,698,594
4.625%, 1/15/29
4,572,000 4,431,341
144A,6.375%, 3/1/29
9,970,000 10,144,943
4.875%, 5/1/29 (a)
2,722,000 2,637,405
144A,6.875%, 12/15/30
5,267,000 5,435,244
144A,7.125%, 12/1/31
3,450,000 3,573,168
144A,6.625%, 3/1/32
7,899,000 8,078,742
144A,6.00%, 1/15/33
5,489,000 5,435,384
144A,6.375%, 5/31/33
9,600,000 9,508,807
(Cost $84,046,191)
84,080,015
Principal
Amount $ Value $
Building Materials — 2.2%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
1,913,000 1,853,994
144A,4.25%, 2/1/32
4,668,000 4,238,682
144A,6.375%, 6/15/32
2,465,000 2,490,040
144A,6.375%, 3/1/34
3,700,000 3,691,051
144A,6.75%, 5/15/35
2,700,000 2,718,738
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28
2,549,000 2,258,121
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29
1,795,000 1,596,560
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.,144A,6.75%,
7/15/31
1,955,000 2,002,313
EMRLD Borrower LP / Emerald
Co-Issuer, Inc.,144A,6.625%,
12/15/30
9,956,000 10,069,136
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
2,614,000 2,635,309
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30 (a)
1,795,000 1,659,369
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32
14,203,000 14,442,775
144A,6.75%, 3/1/33 (a)
5,446,000 5,530,691
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
3,864,000 3,810,611
144A,8.875%, 11/15/31
4,100,000 4,213,861
Standard Building Solutions,
Inc.,144A,6.50%, 8/15/32
3,640,000 3,699,157
Standard Industries, Inc.
144A,5.00%, 2/15/27
3,111,000 3,091,756
144A,4.75%, 1/15/28
3,850,000 3,782,877
144A,4.375%, 7/15/30
5,745,000 5,395,876
144A,3.375%, 1/15/31
3,950,000 3,498,216
(Cost $84,487,165)
82,679,133
Electrical Components &
Equipment — 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
2,105,000 2,031,831
144A,4.375%, 3/31/29
2,846,000 2,676,604
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
4,930,000 4,991,354
144A,6.375%, 3/15/29
3,232,000 3,303,110
144A,6.625%, 3/15/32
3,052,000 3,128,240
144A,6.375%, 3/15/33
2,870,000 2,925,400
(Cost $19,425,777)
19,056,539
Electronics — 0.5%
Imola Merger Corp.,144A,4.75%,
5/15/29
7,251,000 6,952,362
Sensata Technologies BV
144A,4.00%, 4/15/29 (a)
3,591,000 3,374,468
144A,5.875%, 9/1/30
1,795,000 1,776,767

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
1,516,000 1,427,017
144A,3.75%, 2/15/31
2,781,000 2,472,303
144A,6.625%, 7/15/32
1,795,000 1,812,483
(Cost $18,420,939)
17,815,400
Engineering & Construction
— 0.6%
Aeropuertos Dominicanos Siglo
XXI SA,144A,7.00%, 6/30/34
1,795,000 1,821,683
Arcosa, Inc.
144A,4.375%, 4/15/29
1,436,000 1,369,854
144A,6.875%, 8/15/32
2,184,000 2,241,033
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
5,183,000 4,655,248
Fluor Corp.,4.25%, 9/15/28
1,922,000 1,874,959
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
2,944,000 3,005,883
IHS Holding Ltd.
144A,6.25%, 11/29/28
1,750,000 1,692,398
144A,7.875%, 5/29/30
1,975,000 1,956,711
144A,8.25%, 11/29/31
2,351,000 2,343,865
(Cost $21,635,158)
20,961,634
Environmental Control — 0.7%
Clean Harbors, Inc.,144A,6.375%,
2/1/31 (a)
1,835,000 1,868,472
GFL Environmental, Inc.
144A,4.00%, 8/1/28
2,693,000 2,590,919
144A,4.75%, 6/15/29
2,675,000 2,611,475
144A,4.375%, 8/15/29
1,975,000 1,898,251
144A,6.75%, 1/15/31
3,621,000 3,760,586
Madison IAQ LLC
144A,4.125%, 6/30/28
2,392,000 2,303,875
144A,5.875%, 6/30/29
3,998,000 3,870,686
Reworld Holding Corp.,5.00%,
9/1/30
1,405,000 1,313,143
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
3,100,000 3,186,270
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
1,795,000 1,852,476
(Cost $25,393,229)
25,256,153
Machinery-Construction &
Mining — 0.1%
Terex Corp.
144A,5.00%, 5/15/29
2,241,000 2,160,883
144A,6.25%, 10/15/32
2,625,000 2,583,496
(Cost $4,777,722)
4,744,379
Machinery-Diversified — 0.4%
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
3,513,000 3,594,709
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
1,795,000 1,841,393
Principal
Amount $ Value $
SPX FLOW, Inc.,144A,8.75%,
4/1/30
1,809,000 1,863,545
TK Elevator Holdco
GmbH,144A,7.625%, 7/15/28
1,831,000 1,834,948
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
5,601,000 5,551,471
(Cost $14,921,327)
14,686,066
Miscellaneous Manufacturing
— 0.3%
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
3,363,000 3,438,332
144A,6.25%, 3/15/33
2,872,000 2,921,048
Hillenbrand, Inc.,6.25%, 2/15/29
(a)
1,868,000 1,876,782
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
2,154,000 2,239,718
(Cost $10,416,586)
10,475,880
Packaging & Containers
— 2.2%
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
2,139,000 2,145,723
144A,3.25%, 9/1/28 (a)
2,279,000 2,097,658
144A,4.00%, 9/1/29 (a)
3,771,000 3,349,564
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)
4,311,000 3,923,010
144A,5.25%, 8/15/27 (a)
3,690,000 1,682,326
144A,5.25%, 8/15/27 (a)
2,875,000 1,310,756
Ball Corp.
6.875%, 3/15/28
2,693,000 2,759,800
6.00%, 6/15/29
3,541,000 3,615,552
2.875%, 8/15/30
4,728,000 4,193,949
3.125%, 9/15/31 (a)
3,052,000 2,678,801
Canpack SA / Canpack US
LLC,144A,3.875%, 11/15/29
2,950,000 2,712,071
Clydesdale Acquisition Holdings,
Inc.
144A,6.875%, 1/15/30
1,752,000 1,778,806
144A,6.75%, 4/15/32
5,261,000 5,320,597
Crown Americas LLC,5.25%,
4/1/30
1,817,000 1,811,528
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
1,757,000 1,668,079
144A,3.75%, 2/1/30
1,400,000 1,291,833
144A,6.375%, 7/15/32
1,830,000 1,834,990
LABL, Inc.
144A,5.875%, 11/1/28
1,795,000 1,533,579
144A,8.25%, 11/1/29 (a)
1,652,000 1,337,088
144A,8.625%, 10/1/31 (a)
3,461,000 2,868,327
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/27
9,434,000 9,535,283

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
144A,9.25%, 4/15/27 (a)
4,969,000 4,899,087
OI European Group
BV,144A,4.75%, 2/15/30
1,436,000 1,353,310
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
2,083,000 2,085,443
144A,7.25%, 5/15/31 (a)
2,478,000 2,485,330
Sealed Air Corp.
144A,4.00%, 12/1/27
1,516,000 1,471,422
144A,6.125%, 2/1/28
2,833,000 2,866,463
144A,5.00%, 4/15/29
1,556,000 1,528,848
144A,7.25%, 2/15/31
1,807,000 1,890,453
144A,6.50%, 7/15/32 (a)
1,464,000 1,500,528
Silgan Holdings, Inc.,4.125%,
2/1/28
2,088,000 2,029,529
(Cost $87,257,665)
81,559,733
Transportation — 0.2%
Brightline East LLC,144A,11.00%,
1/31/30 (a)
4,017,000 2,895,915
Seaspan Corp.,144A,5.50%,
8/1/29
2,693,000 2,485,528
XPO, Inc.
144A,7.125%, 6/1/31
1,616,000 1,674,189
144A,7.125%, 2/1/32
2,121,000 2,202,803
(Cost $10,150,737)
9,258,435
Trucking & Leasing — 0.3%
Fortress Transportation and
Infrastructure Investors LLC
144A,5.50%, 5/1/28
3,450,000 3,423,754
144A,7.875%, 12/1/30
1,795,000 1,887,495
144A,7.00%, 5/1/31
2,514,000 2,576,604
144A,7.00%, 6/15/32
2,873,000 2,939,162
144A,5.875%, 4/15/33
1,930,000 1,865,024
(Cost $12,726,221)
12,692,039
Technology — 4.2%
Computers — 0.8%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
3,679,000 3,756,053
CA Magnum
Holdings,144A,5.375%,
10/31/26
3,717,000 3,679,865
McAfee Corp.,144A,7.375%,
2/15/30 (a)
7,253,000 6,714,624
NCR Atleos Corp.,144A,9.50%,
4/1/29
4,893,000 5,347,780
NCR Voyix Corp.
144A,5.00%, 10/1/28
2,275,000 2,245,677
144A,5.125%, 4/15/29
1,423,000 1,388,244
Seagate HDD Cayman
4.091%, 6/1/29
1,725,000 1,651,321
8.25%, 12/15/29
1,795,000 1,914,619
8.50%, 7/15/31
1,795,000 1,918,064
Principal
Amount $ Value $
9.625%, 12/1/32
2,694,017 3,059,878
(Cost $32,227,791)
31,676,125
Office/Business Equipment
— 0.2%
Xerox Corp.,144A,10.25%,
10/15/30
1,436,000 1,477,410
Xerox Holdings Corp.
144A,5.50%, 8/15/28
2,693,000 1,892,005
144A,8.875%, 11/30/29 (a)
1,798,000 1,213,529
Xerox Issuer Corp.,144A,13.50%,
4/15/31
1,845,000 1,845,229
(Cost $7,672,279)
6,428,173
Semiconductors — 0.4%
ams-OSRAM AG,144A,12.25%,
3/30/29
1,436,000 1,499,448
Entegris, Inc.
144A,4.375%, 4/15/28
1,436,000 1,387,653
144A,4.75%, 4/15/29
5,870,000 5,703,581
144A,3.625%, 5/1/29
1,424,000 1,329,234
144A,5.95%, 6/15/30 (a)
3,214,000 3,218,866
ON Semiconductor
Corp.,144A,3.875%, 9/1/28 (a)
2,534,000 2,422,361
(Cost $15,670,996)
15,561,143
Software — 2.8%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30 (a)
8,438,000 8,137,375
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29
2,771,000 2,485,165
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
2,723,000 2,414,687
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
14,363,000 14,358,833
144A,9.00%, 9/30/29
14,030,000 14,371,336
144A,8.25%, 6/30/32
6,613,000 6,960,262
Fair Isaac Corp.
144A,4.00%, 6/15/28
3,232,000 3,113,776
144A,6.00%, 5/15/33
5,400,000 5,403,305
Helios Software Holdings, Inc.
/ ION Corporate Solutions
Finance SARL,144A,8.75%,
5/1/29
2,514,000 2,554,913
Open Text Corp.
144A,3.875%, 2/15/28
3,232,000 3,098,784
144A,3.875%, 12/1/29
3,052,000 2,843,742
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
3,330,000 3,112,287
144A,4.125%, 12/1/31
2,267,000 2,056,211
RingCentral, Inc.,144A,8.50%,
8/15/30
1,436,000 1,517,815
ROBLOX Corp.,144A,3.875%,
5/1/30
3,706,000 3,450,394

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Principal
Amount $ Value $
Rocket Software, Inc.
144A,9.00%, 11/28/28
2,873,000 2,967,085
144A,6.50%, 2/15/29
2,176,000 2,114,826
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
7,181,000 7,177,480
144A,6.50%, 6/1/32
2,689,000 2,763,074
Twilio, Inc.
3.625%, 3/15/29
1,735,000 1,634,574
3.875%, 3/15/31
1,811,000 1,669,789
UKG, Inc.,144A,6.875%, 2/1/31
(a)
8,977,000 9,255,826
West Technology Group
LLC,144A,8.50%, 4/10/27
1,603,000 480,900
(Cost $105,157,813)
103,942,439
Utilities — 3.6%
Electric — 3.1%
Alpha Generation
LLC,144A,6.75%, 10/15/32
3,510,000 3,581,625
Calpine Corp.
144A,4.50%, 2/15/28
4,538,000 4,453,733
144A,5.125%, 3/15/28
5,027,000 4,986,447
144A,4.625%, 2/1/29
2,354,000 2,295,672
144A,5.00%, 2/1/31
3,052,000 2,962,569
144A,3.75%, 3/1/31
3,232,000 3,002,038
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
3,052,000 2,984,143
144A,3.75%, 2/15/31
3,321,000 3,000,083
Continuum Energy Aura Pte
Ltd.,144A,9.50%, 2/24/27
1,497,000 1,536,642
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
1,956,000 1,983,951
Lightning Power LLC,144A,7.25%,
8/15/32
5,536,000 5,807,711
NRG Energy, Inc.
5.75%, 1/15/28
3,023,000 3,035,700
144A,3.375%, 2/15/29
1,820,000 1,701,583
144A,5.25%, 6/15/29
2,680,000 2,650,120
144A,5.75%, 7/15/29
2,953,000 2,935,956
144A,3.625%, 2/15/31
3,698,000 3,356,709
144A,6.00%, 2/1/33
3,506,000 3,476,749
144A,6.25%, 11/1/34 (a)
3,307,000 3,310,832
PG&E Corp.
5.00%, 7/1/28
3,791,000 3,701,275
5.25%, 7/1/30
3,631,000 3,525,870
Pike Corp.
144A,5.50%, 9/1/28
2,453,000 2,435,202
144A,8.625%, 1/31/31
1,588,000 1,712,388
Saavi Energia Sarl,144A,8.875%,
2/10/35 (a)
4,050,000 4,148,213
Talen Energy Supply
LLC,144A,8.625%, 6/1/30
4,216,000 4,505,120
TransAlta Corp.,7.75%, 11/15/29
1,436,000 1,497,090
Principal
Amount $ Value $
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
3,431,000 3,436,273
144A,5.625%, 2/15/27
4,548,000 4,547,829
144A,5.00%, 7/31/27
4,788,000 4,777,037
144A,4.375%, 5/1/29 (a)
4,496,000 4,349,197
144A,7.75%, 10/15/31
5,207,000 5,524,434
144A,6.875%, 4/15/32
3,739,000 3,892,176
XPLR Infrastructure Operating
Partners LP
144A,3.875%, 10/15/26 (a)
1,915,000 1,861,771
144A,4.50%, 9/15/27
2,006,000 1,941,821
144A,7.25%, 1/15/29 (a)
2,693,000 2,708,342
144A,8.375%, 1/15/31 (a)
2,887,000 3,016,756
144A,8.625%, 3/15/33 (a)
3,402,000 3,571,403
(Cost $119,827,493)
118,214,460
Gas — 0.5%
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.875%, 8/20/26
4,434,000 4,494,480
5.75%, 5/20/27
1,938,000 1,897,779
144A,9.375%, 6/1/28
1,770,000 1,788,730
Venture Global Plaquemines
LNG LLC
144A,7.50%, 5/1/33
4,681,000 4,893,227
144A,7.75%, 5/1/35
4,608,000 4,856,537
(Cost $17,890,690)
17,930,753
TOTAL CORPORATE BONDS
(Cost $3,823,736,688)
3,686,725,608
Number
of Shares
SECURITIES LENDING
COLLATERAL — 10.6%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.22%
(b)(c)
(Cost $397,971,988)
397,971,988 397,971,988
CASH EQUIVALENTS — 0.9%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $32,502,144)
32,502,144 32,502,144
TOTAL INVESTMENTS
— 109.5%
(Cost $4,254,210,820)
4,117,199,740
Other assets and liabilities,
net — (9.5%)
(356,686,182)
NET ASSETS — 100.0%
3,760,513,558

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYLB-PH3
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
SECURITIES LENDING COLLATERAL — 10.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.22% (b)(c)
238,972,214 158,999,774 (d) — — — 2,033,948 — 397,971,988 397,971,988
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
40,830,834 314,405,338 (322,734,028) — — 1,021,909 — 32,502,144 32,502,144
279,803,048 473,405,112 (322,734,028) — — 3,055,857 — 430,474,132 430,474,132
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2025 amounted to $387,506,782, which is 10.3% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2025.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 3,686,725,608 $ — $ 3,686,725,608
Short-Term Investments (a)
430,474,132 — — 430,474,132
TOTAL
$ 430,474,132 $ 3,686,725,608 $ — $ 4,117,199,740
(a)
See Schedule of Investments for additional detailed categorizations.